Accounts payable (Tables)	12 Months Ended
Dec. 31, 2022
Accounts payable
Schedule of accounts payable

	As of December 31,
	2021	2022	2022
			US$
	RMB	RMB	Note 2(e)
Payable to vendors	1,372,474	1,144,330	165,912
Payable to outsourced delivery companies	69,587	62,303	9,033
Payable for online marketing services	163,673	98,076	14,220
	1,605,734	1,304,709	189,165